Note 18 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
2012	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value

Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$15,554,085	$-	$15,554,085
Obligations of state and political subdivisions	-	53,918,499	-	53,918,499
Mortgage-backed	-	107,607,325	-	107,607,325
Other	-	527,856	-	527,856
Mortgage servicing rights	-	-	930,760	930,760

Total recurring	$-	$177,607,765	$930,760	$178,538,525

Nonrecurring:
Impaired loans, net	$-	$-	$12,642,362	$12,642,362
Other real estate owned	-	-	1,568,000	1,568,000

Total nonrecurring	$-	$-	$14,210,362	$14,210,362

2011
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$7,520,670	$-	$7,520,670
Obligations of state and political subdivisions	-	49,310,795	-	49,310,795
Mortgage-backed	-	94,599,469	-	94,599,469
Other	-	525,023	-	525,023
Mortgage servicing rights	-	-	727,240	727,240

Total recurring	$-	$151,955,957	$727,240	$152,683,197

Nonrecurring:
Impaired loans, net	$-	$-	$18,996,979	$18,996,979
Other real estate owned	-	-	2,833,500	2,833,500

Total nonrecurring	$-	$-	$21,830,479	$21,830,479

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2012	2011	2010
Balance at beginning of year	$727,240	$1,114,126	$1,273,525
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	444,646	168,342	315,039
Disposals – amortization based on loan payments and payoffs	(257,057)	(240,662)	(332,851)
Changes in fair value	15,931	(314,566)	(141,587)

Balance at end of year	$930,760	$727,240	$1,114,126